Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities - Reverse Acquisition of Fuwei [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Assets held for sale
Inventories	$ 5,856,077
Other current assets	44,572,781
Fixed assets	16,644,971
Land use rights	2,051,673
Other non-current assets	186,452
Fair value adjustment on assets held for sale in connection with the Fuwei Disposition (giving effect of $520,000 costs to sell)	(21,227,128)
Total assets held for sale, net	48,084,826
Liabilities held for sale
Short-term borrowing	9,424,114
Other current liabilities	8,930,900
Other non-current liabilities	249,812
Total liabilities held for sale	18,604,826
Net assets acquired classified as held for sale	$ 29,480,000
Consideration:
Number of outstanding ordinary shares held by Fuwei’s shareholders as of December 23,2022 (in Shares) | shares	3,265,837 [1]
Closing price of Fuwei’s ordinary shares as of December 23, 2022 (in Dollars per share) | $ / shares	$ 8.3
Fair value of Fuwei shareholders’ 3.21% interest of Baijiayun Group Ltd as of December 23, 2022	$ 27,106,447
Total consideration	27,106,447
Bargain purchase gain	$ (2,373,553)

[1]	Before effect of the 1-5 reverse split.